Summary of Significant Accounting Policies (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Allowances for doubtful accounts		¥ 6,892,000
Management fees investment , percentage	2.00%
Contract liability	¥ 421,000
Uncertain tax positions, description	to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is ten years.
Provisions on its uncertain tax positions	¥ 1,400	¥ 2,800
VAT percentage of the gross sales	6.00%
VAT percentage	6.00%
Foreign currency translation and change in reporting currency, description	Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.6981 on June 30, 2022, representing the certificated exchange rate published by the Federal Reserve Board.